Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Taxes Payable
Enterprise income taxes payable	¥ 38,281		¥ 45,771
VAT payable	11,134		2,025
Withholding individual income taxes for employees	9,970		17,537
Others	685		272
Total	¥ 60,070	$ 9,207	¥ 65,605